Share Capital and Other Components of Equity - Additional Information (Details)			12 Months Ended
	Apr. 15, 2025	Feb. 15, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) Vote $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Nov. 01, 2024 shares	Dec. 31, 2022 shares
Share Capital And Other Components Of Equity [Line Items]
Number of shares issued				84,441,733		86,539,559
Common Shares
Share Capital And Other Components Of Equity [Line Items]
Common stock voting rights (vote per share) | Vote			1
Number of shares issued			84,408,437	84,441,733		86,539,559
Excess of purchase price charged to retained earnings as share repurchase premium | $			$ 70,700,000	$ 259,700,000
Quarterly dividends declared per share | $ / shares			$ 1.65	$ 1.45
Dividend payables | $			$ 139,500,000	$ 124,300,000
Dividend payable date	Apr. 15, 2025
Dividend payable of record date			Mar. 31, 2025
Common Shares | Normal Course Issuer Bid
Share Capital And Other Components Of Equity [Line Items]
Number of shares repurchased			545,305	2,609,900
Weighted average price per share repurchased common shares | $ / shares			$ 140.5	$ 110.36
Total purchase price of common shares | $			$ 76,600,000	$ 288
Common Shares | Events After Reporting Period
Share Capital And Other Components Of Equity [Line Items]
Quarterly dividends declared per share | $ / shares		$ 0.45
Dividend payables | $		$ 37,900,000
Common Shares | Events After Reporting Period | Normal Course Issuer Bid
Share Capital And Other Components Of Equity [Line Items]
Authorized to repurchase for cancellation of shares					7,918,102
Number of shares repurchased and cancelled			295,205